Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Anghami Technologies Ltd [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Percentage of shareholding		100.00%	100.00%
Country of Incorporation		UAE
Principal activities		Music streaming
Anghami FZ LLC [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Percentage of shareholding		100.00%	100.00%
Country of Incorporation		UAE
Principal activities		Music streaming
Digimusic SAL Offshore [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Percentage of shareholding		94.00%	94.00%
Country of Incorporation		Lebanon
Principal activities		Music streaming
Anghami UK [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Percentage of shareholding		100.00%	100.00%
Country of Incorporation		United Kingdom
Principal activities		Music streaming
Anghami KSA [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Percentage of shareholding	[1]	100.00%
Country of Incorporation	[1]	Saudi Arabia
Principal activities	[1]	Music streaming
Anghami for Digital Content [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Percentage of shareholding	[1]	100.00%
Country of Incorporation	[1]	Egypt
Principal activities	[1]	Music streaming

[1]	Consolidation of entities under Parent’s control